Severance Indemnities And Pension Plans (Schedule Of Assumed Health Care Cost Trend Rates And The Effect Of A One-Percentage-Point Change In The Assumed Health Care Cost Trend Rate For Foreign Offices And Subsidiaries) (Details) (Forecast [Member], JPY ¥)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
UNBC [Member]
Defined benefit plan, assumed health care cost trend rates for the next fiscal year:
Initial trend rate	8.90%	[1]	9.12%	[1]
Ultimate trend rate	5.00%	[1]	5.00%	[1]
Year the rate reaches the ultimate trend rate	2018	[1]	2018	[1]
Defined benefit plan, effect of one-percentage point change in assumed health care cost trend rates:
Effect of one percentage point increase on total of service and interest cost components	¥ 284
Effect of one percentage point decrease on total of service and interest cost components	(234)
Effect of one percentage point increase on postretirement benefit obligation	2,394
Effect of one percentage point decrease on postretirement benefit obligation	(2,027)
Other Than UNBC [Member]
Defined benefit plan, assumed health care cost trend rates for the next fiscal year:
Initial trend rate	7.50%	[1]	7.50%	[1]
Ultimate trend rate	4.50%	[1]	5.00%	[1]
Year the rate reaches the ultimate trend rate	2018	[1]	2016	[1]
Defined benefit plan, effect of one-percentage point change in assumed health care cost trend rates:
Effect of one percentage point increase on total of service and interest cost components	85
Effect of one percentage point decrease on total of service and interest cost components	(65)
Effect of one percentage point increase on postretirement benefit obligation	1,104
Effect of one percentage point decrease on postretirement benefit obligation	¥ (875)

[1]	Fiscal years of UNBC and foreign subsidiaries end on December 31. Therefore, the above tables present the rates and amounts at December 31, 2010 and 2011, respectively.